Average Annual Total Returns - Princeton Premium Fund		12 Months Ended	60 Months Ended	109 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 11, 2025
S&P 500 Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	15.31%
Princeton Premium Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes with sales charge
Average Annual Return, Percent	[1]	1.12%	5.27%	4.48%
Performance Inception Date		Nov. 16, 2016
Princeton Premium Fund Class A | Return before taxes without sales charge
Prospectus [Line Items]
Average Annual Return, Percent		7.29%	6.52%	5.16%
Princeton Premium Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		7.45%	6.78%	5.42%
Performance Inception Date		Nov. 16, 2016
Princeton Premium Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.40%	5.07%	4.36%
Princeton Premium Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.74%	4.74%	3.95%

[1]	Returns for Class A shares include the maximum sales charge of 5.75%.